Unaudited Condensed Consolidated Statement of Financial Position - EUR (€)	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	€ 32,968,000	€ 48,099,000
Prepayments and other receivables	1,312,000	2,064,000
Social securities and other taxes	1,014,000	396,000
Total current assets	35,294,000	50,559,000
Property, plant and equipment	2,208,000	2,505,000
Intangible assets	39,000	39,000
Total assets	37,541,000	53,103,000
Equity
Equity attributable to owners of the Company	22,871,000	39,363,000
Non-controlling interests	(140,000)	(38,000)
Total equity	22,731,000	39,325,000
Current liabilities
Borrowings	2,000,000	1,960,000
Trade payables	219,000	546,000
Social securities and other taxes		1,019,000
Deferred income	2,358,000	347,000
Other current liabilities	4,209,000	4,622,000
Total current liabilities	8,786,000	8,494,000
Borrowings	6,024,000	5,284,000
Total liabilities	14,810,000	13,778,000
Total equity and liabilities	€ 37,541,000	€ 53,103,000